NATIONWIDE®

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLOB –VLI7–12/07

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I (AIMBValue)
130,814 shares (cost $1,733,238)	$1,665,263

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)
13,100 shares (cost $352,233)	384,755

AIM VIF – Capital Development Fund – Series I (AIMCapDev)
45,535 shares (cost $832,336)	858,329

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
55,034 shares (cost $553,079)	580,607

American Century VP – International Fund – Class III (ACVPInt3)
7,592 shares (cost $88,117)	90,038

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)
96,511 shares (cost $1,299,513)	1,248,854

American Century VP – Ultra® Fund – Class I (ACVPUltra)
24,362 shares (cost $245,364)	296,001

American Century VP – Value Fund – Class I (ACVPVal)
263,251 shares (cost $2,119,695)	1,966,487

American Century VP – VistaSM Fund – Class I (ACVPVista1)
39,447 shares (cost $801,392)	867,828

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)
63,645 shares (cost $1,157,072)	1,122,693

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
73,266 shares (cost $2,614,683)	2,740,153

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)
22,205 shares (cost $904,132)	996,117

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)
2,637 shares (cost $26,746)	27,031

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
75,696 shares (cost $844,372)	858,398

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
102,462 shares (cost $2,697,243)	2,440,634

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)
41,487 shares (cost $1,572,269)	1,866,478

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
80,642 shares (cost $1,876,699)	2,031,368

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
320,090 shares (cost $9,969,178)	8,898,506

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
357,590 shares (cost $4,429,254)	4,530,670

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)
148,185 shares (cost $5,033,898)	5,331,692

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
19,413 shares (cost $267,276)	$243,443

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)
85,943 shares (cost $1,908,855)	2,272,337

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)
14,074 shares (cost $164,098)	168,181

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)
81,986 shares (cost $1,005,980)	1,034,666

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)
49,728 shares (cost $630,940)	646,959

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)
181,211 shares (cost $2,545,935)	2,892,121

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)
227,526 shares (cost $4,180,094)	4,591,479

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)
93,656 shares (cost $1,477,904)	1,564,984

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)
72,437 shares (cost $1,275,799)	1,253,887

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)
86,553 shares (cost $1,686,402)	1,697,311

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)
120,448 shares (cost $2,265,396)	2,093,379

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)
28,846 shares (cost $1,011,792)	1,176,897

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)
1,591 shares (cost $21,146)	21,146

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)
54,173 shares (cost $2,983,863)	3,509,354

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd)
261,621 shares (cost $3,378,135)	3,401,070

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)
82,830 shares (cost $848,237)	979,048

MFS VIT – Value Series – Initial Class (MFSValue)
168,972 shares (cost $2,515,779)	2,576,830

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)
28,350 shares (cost $546,532)	548,572

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)
41,701 shares (cost $481,763)	467,887

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)
37,345 shares (cost $902,737)	973,956

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)
1,147 shares (cost $51,133)	49,950

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)
45,325 shares (cost $3,246,432)	3,270,678

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)
232,934 shares (cost $1,827,052)	1,777,288

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)
139,090 shares (cost $2,620,236)	$3,142,050

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)
57,915 shares (cost $655,012)	683,396

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)
70,341 shares (cost $339,746)	364,367

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)
319,376 shares (cost $3,641,513)	3,714,338

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)
45,911 shares (cost $536,076)	533,483

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)
255,435 shares (cost $4,610,500)	4,452,233

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)
348,651 shares (cost $4,621,436)	4,741,656

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)
45,193 shares (cost $471,744)	470,005

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)
936,638 shares (cost $11,370,542)	11,651,774

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)
1,132,588 shares (cost $14,725,612)	15,108,722

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)
74,655 shares (cost $844,044)	847,331

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)
120,698 shares (cost $3,673,496)	3,926,293

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)
71,629 shares (cost $1,375,240)	1,373,852

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)
9,218,642 shares (cost $9,218,642)	9,218,642

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr)
40,470 shares (cost $691,446)	728,867

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal)
71,203 shares (cost $862,517)	703,486

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp)
92,227 shares (cost $2,198,312)	2,048,372

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)
379,360 shares (cost $4,954,624)	5,155,501

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)
37,443 shares (cost $430,320)	483,385

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)
464,191 shares (cost $5,719,080)	5,338,192

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)
172,914 shares (cost $1,703,359)	1,704,927

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)
10,640 shares (cost $156,563)	154,273

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)
323,547 shares (cost $4,558,245)	4,403,479

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)
26,829 shares (cost $464,569)	$466,022

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)
362,830 shares (cost $6,037,796)	6,498,281

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)
28,974 shares (cost $1,217,641)	1,367,010

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)
57,413 shares (cost $2,005,823)	2,113,964

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)
38,658 shares (cost $315,337)	308,488

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)
32,437 shares (cost $266,220)	257,873

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)
129,885 shares (cost $2,424,050)	2,363,916

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)
211,695 shares (cost $5,149,906)	5,421,507

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)
238 shares (cost $6,391)	5,493

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)
109 shares (cost $3,005)	3,461

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
241,939 shares (cost $2,660,248)	2,830,681

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
100,293 shares (cost $2,494,908)	2,371,920

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)
182,794 shares (cost $897,128)	904,833

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)
243,015 shares (cost $2,766,842)	2,814,118

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)
140,348 shares (cost $3,700,310)	3,094,683

Total Investments	187,784,199

Accounts Receivable	2,632

Total Assets	187,786,831

Accounts Payable	–

Contract Owners Equity (note 7)	$187,786,831

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPInflPro2	ACVPInt3	ACVPMdCpV	ACVPUltra
Reinvested dividends	$2,733,170	10,104	–	–	32,114	–	8,365	–

Net investment income (loss)	2,733,170	10,104	–	–	32,114	–	8,365	–

Proceeds from mutual fund shares sold	56,442,157	411,835	78,046	104,788	617,945	71,166	112,415	109,730
Cost of mutual fund shares sold	(54,038,277)	(369,855)	(71,566)	(83,104)	(596,756)	(75,123)	(98,038)	(94,497)

Realized gain (loss) on investments	2,403,880	41,980	6,480	21,684	21,189	(3,957)	14,377	15,233
Change in unrealized gain (loss) on investments	(2,593,171)	(144,795)	20,826	(30,557)	32,606	1,921	(95,186)	43,266

Net gain (loss) on investments	(189,291)	(102,815)	27,306	(8,873)	53,795	(2,036)	(80,809)	58,499

Reinvested capital gains	6,145,244	94,195	–	67,441	–	–	8,100	–

Net increase (decrease) in contract owners’ equity resulting from operations	$8,689,123	1,484	27,306	58,568	85,909	(2,036)	(64,344)	58,499

Investment activity:	ACVPVal	ACVPVista1	DryIPSmCap	DryStkIx	DryVApp	FedMrkOp	FedQualBd	FidVIPEIS
Reinvested dividends	$26,392	–	2,853	42,205	14,610	279	30,833	42,520

Net investment income (loss)	26,392	–	2,853	42,205	14,610	279	30,833	42,520

Proceeds from mutual fund shares sold	392,069	684,416	54,395	727,534	341,997	83,895	103,791	450,786
Cost of mutual fund shares sold	(383,809)	(651,078)	(47,689)	(610,503)	(296,640)	(83,600)	(105,625)	(426,167)

Realized gain (loss) on in vestments	8,260	33,338	6,706	117,031	45,357	295	(1,834)	24,619
Change in unrealized gain (loss) on investments	(289,453)	71,424	(73,162)	(52,740)	(5,018)	(120)	7,223	(283,599)

Net gain (loss) on investments	(281,193)	104,762	(66,456)	64,291	40,339	175	5,389	(258,980)

Reinvested capital gains	136,859	–	30,638	–	–	–	–	200,108

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,942)	104,762	(32,965)	106,496	54,949	454	36,222	(16,352)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPGrS	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S
Reinvested dividends	$6,597	58,012	69,561	94,877	30,195	3,306	1,956	3,827

Net investment income (loss)	6,597	58,012	69,561	94,877	30,195	3,306	1,956	3,827

Proceeds from mutual fund shares sold	181,740	1,107,127	596,072	140,986	396,477	499,812	474,624	14,306
Cost of mutual fund shares sold	(149,509)	(998,458)	(518,131)	(142,073)	(386,644)	(516,834)	(447,117)	(13,271)

Realized gain (loss) on investments	32,231	108,669	77,941	(1,087)	9,833	(17,022)	27,507	1,035
Change in unrealized gain (loss) on investments	262,955	(24,580)	(1,108,263)	54,637	188,838	(41,995)	440,201	948

Net gain (loss) on investments	295,186	84,089	(1,030,322)	53,550	198,671	(59,017)	467,708	1,983

Reinvested capital gains	1,527	110,843	2,071,668	–	288,997	52,092	90,089	3,665

Net increase (decrease) in contract owners’ equity resulting from operations	$303,310	252,944	1,110,907	148,427	517,863	(3,619)	559,753	9,475

Investment activity:	FidVIPFree20S	FidVIPFree30S	FrVIPDevMrk3	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1
Reinvested dividends	$20,636	12,865	27,085	68,696	18,301	24,591	40,531	12,532

Net investment income (loss)	20,636	12,865	27,085	68,696	18,301	24,591	40,531	12,532

Proceeds from mutual fund shares sold	76,283	65,478	349,237	363,551	151,321	85,290	314,793	382,914
Cost of mutual fund shares sold	(69,261)	(58,887)	(300,442)	(301,302)	(136,743)	(79,131)	(258,117)	(351,356)

Realized gain (loss) on investments	7,022	6,591	48,795	62,249	14,578	6,159	56,676	31,558
Change in unrealized gain (loss) on investments	18,873	3,356	223,273	193,792	65,061	(34,001)	(165,884)	(236,628)

Net gain (loss) on investments	25,895	9,947	272,068	256,041	79,639	(27,842)	(109,208)	(205,070)

Reinvested capital gains	25,179	21,491	89,527	148,973	–	4,561	22,969	95,889

Net increase (decrease) in contract owners’ equity resulting from operations	$71,710	44,303	388,680	473,710	97,940	1,310	(45,708)	(96,649)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspForty	JAspIntGroS2	LBTShrtDBd	MFSInvGrSt	MFSValue	NVITAstAll2	NVITBnd2	NVITGlobGr2
Reinvested dividends	$1,181	10,020	83,531	2,831	9,888	9,769	21,488	20,091

Net investment income (loss)	1,181	10,020	83,531	2,831	9,888	9,769	21,488	20,091

Proceeds from mutual fund shares sold	58,152	535,933	668,080	114,149	315,307	47,643	16,547	110,455
Cost of mutual fund shares sold	(49,060)	(404,570)	(654,947)	(97,032)	(266,756)	(42,559)	(16,029)	(96,007)

Realized gain (loss) on investments	9,092	131,363	13,133	17,117	48,551	5,084	518	14,448
Change in unrealized gain (loss) on investments	162,984	390,770	27,372	74,317	(16,020)	(4,898)	(16,139)	41,570

Net gain (loss) on investments	172,076	522,133	40,505	91,434	32,531	186	(15,621)	56,018

Reinvested capital gains	–	–	–	–	16,934	160	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$173,257	532,153	124,036	94,265	59,353	10,115	5,867	76,109

Investment activity:	NVITGroInc2	NVITGrowth2	NVITFHiInc3	NVITEmMrkts3	NVITGlHlth3	NVITGlTech3	NVITGvtBd	NVITIntIdx6
Reinvested dividends	$581	15,522	75,655	14,722	514	–	126,293	3,093

Net investment income (loss)	581	15,522	75,655	14,722	514	–	126,293	3,093

Proceeds from mutual fund shares sold	594,084	697,095	183,128	820,101	240,519	565,290	228,198	32,449
Cost of mutual fund shares sold	(603,244)	(592,152)	(183,419)	(662,865)	(211,031)	(527,464)	(231,480)	(27,702)

Realized gain (loss) on investments	(9,160)	104,943	(291)	157,236	29,488	37,826	(3,282)	4,747
Change in unrealized gain (loss) on investments	(1,182)	(12,136)	(53,902)	300,985	23,707	(10,916)	79,319	(4,275)

Net gain (loss) on investments	(10,342)	92,807	(54,193)	458,221	53,195	26,910	76,037	472

Reinvested capital gains	–	386	–	204,878	12,097	–	–	159

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,761)	108,715	21,462	677,821	65,806	26,910	202,330	3,724

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr	NVITMidCap
Reinvested dividends	$81,684	79,081	13,718	257,450	280,097	24,075	–	13,622

Net investment income (loss)	81,684	79,081	13,718	257,450	280,097	24,075	–	13,622

Proceeds from mutual fund shares sold	482,131	334,518	185,062	1,146,104	1,072,209	362,381	323,474	290,371
Cost of mutual fund shares sold	(431,832)	(281,830)	(182,544)	(1,041,702)	(937,985)	(351,400)	(289,465)	(277,986)

Realized gain (loss) on investments	50,299	52,688	2,518	104,402	134,224	10,981	34,009	12,385
Change in unrealized gain (loss) on investments	(342,979)	(86,141)	(5,383)	(68,350)	(102,616)	(11,414)	175,359	(15,341)

Net gain (loss) on investments	(292,680)	(33,453)	(2,865)	36,052	31,608	(433)	209,368	(2,956)

Reinvested capital gains	252,441	120,233	8,167	139,491	219,079	19,420	–	25,152

Net increase (decrease) in contract owners’ equity resulting from operations	$41,445	165,861	19,020	432,993	530,784	43,062	209,368	35,818

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITUSGro	NVITVKVal	NVITMltSec
Reinvested dividends	$396,769	–	7,850	1,950	45,333	–	81,588	38,893

Net investment income (loss)	396,769	–	7,850	1,950	45,333	–	81,588	38,893

Proceeds from mutual fund shares sold	29,919,357	34,179	83,731	625,452	204,319	290,245	652,398	101,615
Cost of mutual fund shares sold	(29,919,357)	(29,831)	(85,487)	(611,221)	(176,818)	(286,297)	(583,435)	(101,175)

Realized gain (loss) on investments	–	4,348	(1,756)	14,231	27,501	3,948	68,963	440
Change in unrealized gain (loss) on investments	–	29,242	(158,201)	(231,497)	2,572	60,821	(554,562)	1,950

Net gain (loss) on investments	–	33,590	(159,957)	(217,266)	30,073	64,769	(485,599)	2,390

Reinvested capital gains	–	–	96,863	234,198	185,556	–	246,526	26

Net increase (decrease) in contract owners’ equity resulting from operations	$396,769	33,590	(55,244)	18,882	260,962	64,769	(157,485)	41,309

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBTAFasc	NBTAInt	NBTARegS	NBTSocRes	OppCapAp	OppGlSec3	OppHighInc3	OppHighInc
Reinvested dividends	$–	71,574	1,607	4,682	2,062	21,931	–	24,409

Net investment income (loss)	–	71,574	1,607	4,682	2,062	21,931	–	24,409

Proceeds from mutual fund shares sold	56,863	706,681	152,929	298,000	239,223	395,119	8,587	133,833
Cost of mutual fund shares sold	(54,664)	(599,828)	(139,119)	(241,939)	(210,137)	(356,445)	(8,888)	(136,209)

Realized gain (loss) on investments	2,199	106,853	13,810	56,061	29,086	38,674	(301)	(2,376)
Change in unrealized gain (loss) on investments	(6,420)	(413,059)	(7,715)	200,731	94,260	(34,925)	(6,849)	(19,851)

Net gain (loss) on investments	(4,221)	(306,206)	6,095	256,792	123,346	3,749	(7,150)	(22,227)

Reinvested capital gains	1,192	252,720	10,426	17,611	–	79,846	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,029)	18,088	18,128	279,085	125,408	105,526	(7,150)	2,182

Investment activity:	OppMStSCap	OppMSt	PVTGroInc	PVTVoygr	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VKUCorPlus
Reinvested dividends	$5,517	35,324	94	–	2,385	23,876	14,793	71,400

Net investment income (loss)	5,517	35,324	94	–	2,385	23,876	14,793	71,400

Proceeds from mutual fund shares sold	239,056	904,904	2,219	476	596,832	237,161	34,210	124,041
Cost of mutual fund shares sold	(218,397)	(780,393)	(2,144)	(399)	(532,905)	(208,318)	(33,777)	(124,227)

Realized gain (loss) on investments	20,659	124,511	75	77	63,927	28,843	433	(186)
Change in unrealized gain (loss) on investments	(157,715)	(40,072)	(1,472)	108	129,866	(180,771)	6,927	40,532

Net gain (loss) on investments	(137,056)	84,439	(1,397)	185	193,793	(151,928)	7,360	40,346

Reinvested capital gains	58,836	–	1,078	–	–	124,062	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(72,703)	119,763	(225)	185	196,178	(3,990)	22,153	111,746

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE
Reinvested dividends	$32,384

Net investment income (loss)	32,384

Proceeds from mutual fund shares sold	1,432,528
Cost of mutual fund shares sold	(1,414,480)

Realized gain (loss) on investments	18,048
Change in unrealized gain (loss) on investments	(914,981)

Net gain (loss) on investments	(896,933)

Reinvested capital gains	252,896

Net increase (decrease) in contract owners’ equity resulting from operations	$(611,653)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,733,170	1,166,096	10,104	4,803	–	127	–	–
Realized gain (loss) on investments	2,403,880	318,962	41,980	5,616	6,480	797	21,684	5,928
Change in unrealized gain (loss) on investments	(2,593,171)	5,248,807	(144,795)	65,903	20,826	10,764	(30,557)	45,814
Reinvested capital gains	6,145,244	1,614,621	94,195	53,101	–	–	67,441	10,053

Net increase (decrease) in contract owners’ equity resulting from operations	8,689,123	8,348,486	1,484	129,423	27,306	11,688	58,568	61,795

Equity transactions:
Purchase payments received from contract owners (note 6)	102,449,665	78,455,569	415,330	314,862	86,484	45,134	220,602	143,332
Transfers between funds	–	–	139,207	381,911	123,181	160,578	88,893	187,949
Surrenders (note 6)	(8,208,539)	(2,065,759)	(47,689)	(29)	(47,957)	(3)	(39,834)	(1,880)
Death benefits (note 4)	(203,266)	(18,890)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,074,969)	(2,754,334)	5,835	(14,461)	(852)	–	4,022	(8,063)
Deductions for surrender charges (note 2d)	(551,487)	(152,986)	(1,629)	(235)	(7,169)	(137)	(496)	(367)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,589,243)	(8,820,140)	(128,946)	(110,820)	(30,127)	(23,313)	(54,743)	(44,143)
Asset charges (note 3)	(604,619)	(277,584)	(6,166)	(3,725)	(1,208)	(625)	(3,051)	(1,829)
Adjustments to maintain reserves	(2,154)	(16,676)	30	(1)	7	3	6	20

Net equity transactions	77,215,388	64,349,200	375,972	567,502	122,359	181,637	215,399	275,019

Net change in contract owners’ equity	85,904,511	72,697,686	377,456	696,925	149,665	193,325	273,967	336,814
Contract owners’ equity beginning of period	101,882,320	29,184,634	1,287,864	590,939	235,137	41,812	584,407	247,593

Contract owners’ equity end of period	$187,786,831	101,882,320	1,665,320	1,287,864	384,802	235,137	858,374	584,407

CHANGES IN UNITS:
Beginning units	8,201,788	2,687,820	106,230	55,180	19,966	3,774	45,230	22,328

Units purchased	12,363,152	11,469,479	60,375	62,841	16,416	18,516	22,508	27,531
Units redeemed	(6,464,494)	(5,955,511)	(31,329)	(11,791)	(7,212)	(2,324)	(7,804)	(4,629)

Ending units	14,100,446	8,201,788	135,276	106,230	29,170	19,966	59,934	45,230

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInflPro2		ACVPInt3		ACVPMdCpV		ACVPUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$32,114	11,134	–	–	8,365	3,167	–	–
Realized gain (loss) on investments	21,189	(1,749)	(3,957)	–	14,377	1,782	15,233	(11,070)
Change in unrealized gain (loss) on investments	32,606	(2,998)	1,921	–	(95,186)	47,477	43,266	6,821
Reinvested capital gains	–	–	–	–	8,100	15,594	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,909	6,387	(2,036)	–	(64,344)	68,020	58,499	(4,249)

Equity transactions:
Purchase payments received from contract owners (note 6)	193,342	131,092	14,396	–	406,843	111,166	66,551	57,128
Transfers between funds	(123,069)	220,506	140,364	–	491,911	213,634	(34,077)	156,744
Surrenders (note 6)	(359)	(1,620)	(57,748)	–	(1,156)	–	(1)	(1,737)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	2,911	(3,402)	–	–	(5,972)	–	(571)	–
Deductions for surrender charges (note 2d)	(3,692)	(1,368)	–	–	(1,781)	(134)	(397)	(26)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,877)	(48,632)	(4,788)	–	(98,710)	(46,065)	(32,663)	(22,262)
Asset charges (note 3)	(3,329)	(1,631)	(151)	–	(3,888)	(1,138)	(1,311)	(670)
Adjustments to maintain reserves	(49)	43	44	–	(4)	14	7	4

Net equity transactions	878	294,988	92,117	–	787,243	277,477	(2,462)	189,181

Net change in contract owners’ equity	86,787	301,375	90,081	–	722,899	345,497	56,037	184,932
Contract owners’ equity beginning of period	493,836	192,461	–	–	525,995	180,498	239,994	55,062

Contract owners’ equity end of period	$580,623	493,836	90,081	–	1,248,894	525,995	296,031	239,994

CHANGES IN UNITS:
Beginning units	47,864	18,950	–	–	38,618	15,942	23,856	5,294

Units purchased	35,868	34,468	5,522	–	64,171	26,527	10,142	21,569
Units redeemed	(32,336)	(5,554)	(294)	–	(8,933)	(3,851)	(9,682)	(3,007)

Ending units	51,396	47,864	5,228	–	93,856	38,618	24,316	23,856

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVal		ACVPVista1		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$26,392	9,461	–	–	2,853	1,161	42,205	24,364
Realized gain (loss) on investments	8,260	3,611	33,338	624	6,706	2,214	117,031	17,562
Change in unrealized gain (loss) on investments	(289,453)	120,057	71,424	(5,353)	(73,162)	37,430	(52,740)	165,866
Reinvested capital gains	137,793	59,681	–	78	30,638	6,586	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(117,942)	192,810	104,762	(4,651)	(32,965)	47,391	106,496	207,792

Equity transactions:
Purchase payments received from contract owners (note 6)	449,620	280,294	337,666	11,162	293,931	186,860	561,589	523,192
Transfers between funds	384,389	577,503	909,071	192,880	373,371	311,357	387,514	747,235
Surrenders (note 6)	(19,450)	(11,317)	(619,440)	–	(30,080)	(7,469)	(63,082)	(5,055)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(32,491)	(2,510)	(9,846)	–	(10,212)	(9,318)	(13,577)	(7,133)
Deductions for surrender charges (note 2d)	(7,634)	(2,570)	–	(283)	(4,605)	(3,155)	(16,723)	(6,088)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(167,865)	(112,380)	(44,144)	(16,851)	(92,636)	(67,008)	(213,554)	(157,595)
Asset charges (note 3)	(7,543)	(4,035)	(1,637)	(338)	(4,002)	(2,057)	(8,565)	(4,930)
Adjustments to maintain reserves	15	(8)	19	32	(16)	7	39	(1)

Net equity transactions	599,041	724,977	571,689	186,602	525,751	409,217	633,641	1,089,625

Net change in contract owners’ equity	481,099	917,787	676,451	181,951	492,786	456,608	740,137	1,297,417
Contract owners’ equity beginning of period	1,485,439	567,652	191,443	9,492	629,939	173,331	2,000,098	702,681

Contract owners’ equity end of period	$1,966,538	1,485,439	867,894	191,443	1,122,725	629,939	2,740,235	2,000,098

CHANGES IN UNITS:
Beginning units	117,422	53,242	15,320	828	49,732	15,656	163,324	66,272

Units purchased	68,465	75,723	37,954	15,998	49,225	41,336	83,593	123,423
Units redeemed	(22,015)	(11,543)	(3,584)	(1,506)	(9,737)	(7,260)	(34,327)	(26,371)

Ending units	163,872	117,422	49,690	15,320	89,220	49,732	212,590	163,324

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		FedMrkOp		FedQualBd		FidVIPEIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,610	7,610	279	–	30,833	10,956	42,520	31,550
Realized gain (loss) on investments	45,357	4,280	295	435	(1,834)	(3,280)	24,619	3,236
Change in unrealized gain (loss) on investments	(5,018)	93,867	(120)	406	7,223	6,392	(283,599)	16,000

Reinvested capital gains	–	–	–	–	–	–	200,108	132,326
Net increase (decrease) in contract owners’ equity resulting from operations	54,949	105,757	454	841	36,222	14,068	(16,352)	183,112

Equity transactions:
Purchase payments received from contract owners (note 6)	260,208	396,953	27,196	858	264,332	151,609	625,045	435,830
Transfers between funds	32,272	198,841	(68,212)	71,466	172,902	239,710	758,272	775,330
Surrenders (note 6)	(224,399)	(2,444)	–	–	(35,212)	(1,742)	(324,046)	(1,140)
Death benefits (note 4)	–	–	–	–	–	–	–	(2,235)
Net policy repayments (loans) (note 5)	7,438	(16,973)	–	–	(2,681)	(51,184)	(19,719)	(37,264)
Deductions for surrender charges (note 2d)	(2,829)	(290)	–	–	(7,708)	(407)	(9,781)	(2,199)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,212)	(73,011)	(4,818)	(578)	(63,942)	(43,566)	(195,775)	(118,269)
Asset charges (note 3)	(4,188)	(2,811)	(159)	(15)	(2,972)	(1,520)	(8,618)	(3,822)
Adjustments to maintain reserves	2	17	(4)	28	(21)	30	(12)	35

Net equity transactions	(10,708)	500,282	(45,997)	71,759	324,698	292,930	825,366	1,046,266

Net change in contract owners’ equity	44,241	606,039	(45,543)	72,600	360,920	306,998	809,014	1,229,378
Contract owners’ equity beginning of period	951,916	345,877	72,600	–	497,517	190,519	1,631,665	402,287

Contract owners’ equity end of period	$996,157	951,916	27,057	72,600	858,437	497,517	2,440,679	1,631,665

CHANGES IN UNITS:
Beginning units	77,946	32,988	6,984	–	47,196	18,824	126,706	37,512

Units purchased	26,128	53,585	3,725	11,758	42,853	38,148	86,177	103,272
Units redeemed	(27,936)	(8,627)	(8,067)	(4,774)	(12,775)	(9,776)	(26,003)	(14,078)

Ending units	76,138	77,946	2,642	6,984	77,274	47,196	186,880	126,706

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPOvSR		FidVIPConS		FidVIPIGBdS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,597	623	58,012	4,096	69,561	46,490	94,877	20,271
Realized gain (loss) on investments	32,231	1,183	108,669	8,910	77,941	21,317	(1,087)	(1,439)
Change in unrealized gain (loss) on investments	262,955	27,108	(24,580)	144,605	(1,108,263)	(60,140)	54,637	44,952
Reinvested capital gains	1,527	–	110,843	3,078	2,071,668	409,173	–	1,236

Net increase (decrease) in contract owners’ equity resulting from Operations	303,310	28,914	252,944	160,689	1,110,907	416,840	148,427	65,020

Equity transactions:
Purchase payments received from contract owners (note 6)	717,626	188,914	649,622	382,165	1,629,547	1,185,454	1,223,321	522,046
Transfers between funds	416,484	285,496	740,234	644,279	1,561,735	2,634,641	1,503,845	1,229,293
Surrenders (note 6)	(83,019)	–	(831,873)	(3,040)	(114,558)	(27,969)	(12,715)	(15,040)
Death benefits (note 4)	–	–	–	–	–	(1,151)	–	–
Net policy repayments (loans) (note 5)	(1,485)	(91)	(17,993)	(8,878)	(75,114)	(45,281)	(28,587)	(26,420)
Deductions for surrender charges (note 2d)	(8,888)	(458)	(11,152)	(2,181)	(12,904)	(6,371)	(13,023)	(2,572)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(116,363)	(62,359)	(184,954)	(122,337)	(632,114)	(415,830)	(302,816)	(139,763)
Asset charges (note 3)	(4,673)	(1,907)	(8,650)	(4,251)	(27,153)	(13,525)	(13,549)	(5,164)
Adjustments to maintain reserves	12	32	(29)	14	69	(30)	36	42

Net equity transactions	919,694	409,627	335,205	885,771	2,329,508	3,309,938	2,356,512	1,562,422

Net change in contract owners’ equity	1,223,004	438,541	588,149	1,046,460	3,440,415	3,726,778	2,504,939	1,627,442
Contract owners’ equity beginning of period	643,537	204,996	1,443,260	396,800	5,458,183	1,731,405	2,027,764	400,322

Contract owners’ equity end of period	$1,866,541	643,537	2,031,409	1,443,260	8,898,598	5,458,183	4,532,703	2,027,764

CHANGES IN UNITS:
Beginning units	55,984	19,034	97,890	31,744	413,560	146,390	190,744	39,276

Units purchased	85,009	42,941	40,210	76,678	214,924	308,458	253,181	168,900
Units redeemed	(13,005)	(5,991)	(20,564)	(10,532)	(54,704)	(41,288)	(34,781)	(17,432)

Ending units	127,988	55,984	117,536	97,890	573,780	413,560	409,144	190,744

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS		FidVIPVaIS		FidVIPEnergyS2		FidVIPFree10S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$30,195	2,871	3,306	1,306	1,956	4,998	3,827	1,414
Realized gain (loss) on investments	9,833	9,256	(17,022)	(4,072)	27,507	5,536	1,035	201
Change in unrealized gain (loss) on investments	188,838	60,145	(41,995)	13,250	440,201	(74,204)	948	3,189
Reinvested capital gains	288,997	129,628	52,092	43,641	90,089	106,994	3,665	364

Net increase (decrease) in contract owners’ equity resulting from operations	517,863	201,900	(3,619)	54,125	559,753	43,324	9,475	5,168

Equity transactions:
Purchase payments received from contract owners (note 6)	1,806,125	800,481	169,161	69,434	571,605	292,640	77,223	7,201
Transfers between funds	648,025	1,332,615	96,758	140,460	360,007	732,551	8,410	73,488
Surrenders (note 6)	(167,273)	(19,016)	(445,324)	(1)	(115,350)	(521)	–	(1)
Death benefits (note 4)	(3,566)	(672)	–	–	–	(2,469)	–	–
Net policy repayments (loans) (note 5)	(24,930)	(14,108)	–	–	(2,821)	(16,247)	–	–
Deductions for surrender charges (note 2d)	(10,486)	(7,431)	(537)	(416)	(2,300)	(1,974)	(89)	(163)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(338,612)	(225,472)	(29,132)	(45,190)	(150,552)	(88,414)	(12,375)	(7,602)
Asset charges (note 3)	(15,067)	(7,663)	(1,180)	(1,085)	(5,883)	(2,042)	(544)	(236)
Adjustments to maintain reserves	23	22	28	10	59	(8)	22	(8)

Net equity transactions	1,894,239	1,858,756	(210,226)	163,212	654,765	913,516	72,647	72,679

Net change in contract owners’ equity	2,412,102	2,060,656	(213,845)	217,337	1,214,518	956,840	82,122	77,847
Contract owners’ equity beginning of period	2,919,662	859,006	457,343	240,006	1,057,927	101,087	86,103	8,256

Contract owners’ equity end of period	$5,331,764	2,919,662	243,498	457,343	2,272,445	1,057,927	168,225	86,103

CHANGES IN UNITS:
Beginning units	215,078	71,246	36,554	22,290	67,128	7,480	7,258	764

Units purchased	153,350	165,282	4,991	18,349	52,107	67,135	6,975	7,994
Units redeemed	(28,332)	(21,450)	(23,115)	(4,085)	(20,231)	(7,487)	(1,181)	(1,500)

Ending units	340,096	215,078	18,430	36,554	99,004	67,128	13,052	7,258

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree20S		FidVIPFree30S		FrVIPDevMrk3		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,636	3,798	12,865	3,644	27,085	7,057	68,696	13,348
Realized gain (loss) on investments	7,022	1,151	6,591	4,109	48,795	6,527	62,249	5,658
Change in unrealized gain (loss) on investments	18,873	9,511	3,356	11,870	223,273	118,689	193,792	209,613
Reinvested capital gains	25,179	2,347	21,491	2,589	89,527	–	148,973	–

Net increase (decrease) in contract owners’ equity resulting from operations	71,710	16,807	44,303	22,212	388,680	132,273	473,710	228,619

Equity transactions:
Purchase payments received from contract owners (note 6)	685,503	83,863	307,597	117,689	1,107,971	212,478	1,225,727	499,341
Transfers between funds	88,893	168,034	146,818	136,290	660,998	733,712	1,304,763	1,191,388
Surrenders (note 6)	(632)	(902)	(73)	(1,708)	(196,002)	(1,739)	(96,845)	(4,835)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(3,126)	–	(3,129)	–	(5,111)	(5,707)	(19,309)	(16,536)
Deductions for surrender charges (note 2d)	(2,283)	(1,821)	(5,588)	(1,690)	(1,975)	(3,280)	(9,588)	(724)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,391)	(30,376)	(98,365)	(60,473)	(147,711)	(86,700)	(330,340)	(134,474)
Asset charges (note 3)	(2,817)	(730)	(2,551)	(883)	(5,602)	(2,159)	(14,539)	(4,953)
Adjustments to maintain reserves	(5)	22	29	8	30	11	128	(51)

Net equity transactions	699,142	218,090	344,738	189,233	1,412,598	846,616	2,059,997	1,529,156

Net change in contract owners’ equity	770,852	234,897	389,041	211,445	1,801,278	978,889	2,533,707	1,757,775
Contract owners’ equity beginning of period	263,850	28,953	257,988	46,543	1,090,926	112,037	2,058,592	300,817

Contract owners’ equity end of period	$1,034,702	263,850	647,029	257,988	2,892,204	1,090,926	4,592,299	2,058,592

CHANGES IN UNITS:
Beginning units	21,224	2,604	20,124	4,108	66,476	8,750	150,140	26,648

Units purchased	61,282	21,517	33,215	22,467	83,204	64,699	166,136	136,638
Units redeemed	(6,956)	(2,897)	(7,955)	(6,451)	(12,740)	(6,973)	(26,156)	(13,146)

Ending units	75,550	21,224	45,384	20,124	136,940	66,476	290,120	150,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$18,301	3,670	24,591	12	40,531	15,468	12,532	5,355
Realized gain (loss) on investments	14,578	1,220	6,159	319	56,676	10,691	31,558	4,726
Change in unrealized gain (loss) on investments	65,061	21,826	(34,001)	12,090	(165,884)	153,043	(236,628)	60,342
Reinvested capital gains	–	–	4,561	2	22,969	6,228	95,889	22,525

Net increase (decrease) in contract owners’ equity resulting from operations	97,940	26,716	1,310	12,423	(45,708)	185,430	(96,649)	92,948

Equity transactions:
Purchase payments received from contract owners (note 6)	159,759	72,847	204,038	9,609	509,889	515,090	477,734	262,618
Transfers between funds	996,723	386,166	820,975	266,403	(193,913)	460,840	859,633	554,731
Surrenders (note 6)	(57,365)	(1,587)	(81)	–	(2,543)	(508)	(97,497)	(7,512)
Death benefits (note 4)	–	–	–	–	–	(2,218)	–	–
Net policy repayments (loans) (note 5)	536	–	17,523	–	8,095	(23,081)	3,380	(7,790)
Deductions for surrender charges (note 2d)	(7,903)	(2,355)	(40)	–	(2,208)	(680)	(4,570)	(2,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,644)	(34,334)	(68,383)	(7,231)	(138,997)	(146,516)	(139,804)	(82,896)
Asset charges (note 3)	(2,870)	(712)	(2,500)	(158)	(6,817)	(5,316)	(6,728)	(3,037)
Adjustments to maintain reserves	(13)	23	11	35	(6)	4	(1)	22

Net equity transactions	1,001,223	420,048	971,543	268,658	173,500	797,615	1,092,147	713,378

Net change in contract owners’ equity	1,099,163	446,764	972,853	281,081	127,792	983,045	995,498	806,326
Contract owners’ equity beginning of period	465,854	19,090	281,081	–	1,569,563	586,518	1,097,941	291,615

Contract owners’ equity end of period	$1,565,017	465,854	1,253,934	281,081	1,697,355	1,569,563	2,093,439	1,097,941

CHANGES IN UNITS:
Beginning units	41,780	1,932	25,060	–	127,172	55,804	83,984	26,166

Units purchased	97,851	43,500	88,888	25,738	41,634	87,020	98,324	66,271
Units redeemed	(13,219)	(3,652)	(6,200)	(678)	(27,878)	(15,652)	(18,682)	(8,453)

Ending units	126,412	41,780	107,748	25,060	140,928	127,172	163,626	83,984

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspRMgCore		JAspIntGroS2		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,181	33	–	–	10,020	7,579	83,531	45,158
Realized gain (loss) on investments	9,092	916	–	–	131,363	(533)	13,133	(572)
Change in unrealized gain (loss) on investments	162,984	2,122	–	–	390,770	134,721	27,372	(427)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	173,257	3,071	–	–	532,153	141,767	124,036	44,159

Equity transactions:
Purchase payments received from contract owners (note 6)	747,758	9,842	–	–	1,354,690	125,390	1,139,205	356,634
Transfers between funds	246,229	37,219	21,146	–	672,598	941,762	477,425	1,399,979
Surrenders (note 6)	(516)	–	–	–	(38,936)	(3,554)	(60,508)	(16,948)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(169)	–	–	–	(3,528)	(2,237)	18,310	(2,858)
Deductions for surrender charges (note 2d)	(1,495)	–	–	–	(2,258)	(68)	(13,669)	(1,870)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,969)	(3,087)	–	–	(172,549)	(27,742)	(228,863)	(98,952)
Asset charges (note 3)	(1,195)	(47)	–	–	(7,367)	(1,152)	(11,170)	(4,171)
Adjustments to maintain reserves	42	29	2	–	(145)	564	60	29

Net equity transactions	956,685	43,956	21,148	–	1,802,505	1,032,963	1,320,790	1,631,843

Net change in contract owners’ equity	1,129,942	47,027	21,148	–	2,334,658	1,174,730	1,444,826	1,676,002
Contract owners’ equity beginning of period	47,027	–	–	–	1,174,730	–	1,958,519	282,517

Contract owners’ equity end of period	$1,176,969	47,027	21,148	–	3,509,388	1,174,730	3,403,345	1,958,519

CHANGES IN UNITS:
Beginning units	4,448	–	–	–	101,016	–	185,136	27,828

Units purchased	80,235	4,764	2,104	–	155,309	104,103	175,820	168,025
Units redeemed	(3,209)	(316)	–	–	(20,697)	(3,087)	(53,894)	(10,717)

Ending units	81,474	4,448	2,104	–	235,628	101,016	307,062	185,136

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrSt		MFSValue		NVITAstAll2		NVITBnd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,831	–	9,888	3,201	9,769	3,157	21,488	1
Realized gain (loss) on investments	17,117	6,440	48,551	3,164	5,084	748	518	45
Change in unrealized gain (loss) on investments	74,317	44,566	(16,020)	74,013	(4,898)	6,938	(16,139)	2,263
Reinvested capital gains	–	–	16,934	9,049	160	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	94,265	51,006	59,353	89,427	10,115	10,843	5,867	2,309

Equity transactions:
Purchase payments received from contract owners (note 6)	280,541	288,483	467,373	219,129	112,408	111,230	70,982	21,696
Transfers between funds	(74,483)	98,504	1,561,000	246,050	290,541	63,920	300,953	95,047
Surrenders (note 6)	(782)	(2)	(150,399)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	17,064	(20,139)	(889)	(163)	1,546	(180)	(35)	–
Deductions for surrender charges (note 2d)	(4,385)	(223)	(197)	(405)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,435)	(83,855)	(95,360)	(42,351)	(42,985)	(7,379)	(24,904)	(3,063)
Asset charges (note 3)	(4,255)	(3,139)	(5,052)	(1,575)	(1,280)	(209)	(871)	(95)
Adjustments to maintain reserves	15	(22)	3	6	3	40	24	33

Net equity transactions	132,280	279,607	1,776,479	420,691	360,233	167,422	346,149	113,618

Net change in contract owners’ equity	226,545	330,613	1,835,832	510,118	370,348	178,265	352,016	115,927
Contract owners’ equity beginning of period	752,533	421,920	741,045	230,927	178,265	–	115,927	–

Contract owners’ equity end of period	$979,078	752,533	2,576,877	741,045	548,613	178,265	467,943	115,927

CHANGES IN UNITS:
Beginning units	66,104	39,870	57,116	21,508	16,886	–	11,000	–

Units purchased	25,080	36,178	134,436	39,381	36,339	17,649	34,529	11,303
Units redeemed	(13,952)	(9,944)	(7,494)	(3,773)	(4,265)	(763)	(2,413)	(303)

Ending units	77,232	66,104	184,058	57,116	48,960	16,886	43,116	11,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlobGr2		NVITGroInc2		NVITGrowth2		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,091	1,780	581	–	15,522	4,398	75,655	16,834
Realized gain (loss) on investments	14,448	1,593	(9,160)	–	104,943	855	(291)	17
Change in unrealized gain (loss) on investments	41,570	29,648	(1,182)	–	(12,136)	36,382	(53,902)	4,458
Reinvested capital gains	–	–	–	–	386	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	76,109	33,021	(9,761)	–	108,715	41,635	21,462	21,309

Equity transactions:
Purchase payments received from contract owners (note 6)	237,024	237,147	25,263	–	741,122	221,315	180,766	87,981
Transfers between funds	452,735	70,760	38,842	–	1,905,383	513,380	1,188,098	273,235
Surrenders (note 6)	(83,838)	–	–	–	(63,699)	–	(127)	(3)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	681	(464)	(5)	–	(7,416)	(2,413)	(8,708)	–
Deductions for surrender charges (note 2d)	(948)	–	(19)	–	(1,994)	(59)	(1,171)	(161)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,319)	(3,446)	(4,268)	–	(151,161)	(26,832)	(57,508)	(21,975)
Asset charges (note 3)	(2,158)	(347)	(122)	–	(6,284)	(1,011)	(3,060)	(879)
Adjustments to maintain reserves	6	41	66	–	1	37	5	16

Net equity transactions	561,183	303,691	59,757	–	2,415,952	704,417	1,298,295	338,214

Net change in contract owners’ equity	637,292	336,712	49,996	–	2,524,667	746,052	1,319,757	359,523
Contract owners’ equity beginning of period	336,712	–	–	–	746,052	–	457,573	98,050

Contract owners’ equity end of period	$974,004	336,712	49,996	–	3,270,719	746,052	1,777,330	457,573

CHANGES IN UNITS:
Beginning units	31,056	–	–	–	71,982	–	39,250	9,302

Units purchased	51,649	31,483	7,776	–	224,978	75,084	114,463	32,030
Units redeemed	(4,153)	(427)	(2,722)	–	(14,944)	(3,102)	(5,937)	(2,082)

Ending units	78,552	31,056	5,054	–	282,016	71,982	147,776	39,250

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITGlHlth3		NVITGlTech3		NVITGvtBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,722	4,773	514	–	–	–	126,293	46,020
Realized gain (loss) on investments	157,236	23,446	29,488	(7,056)	37,826	7,984	(3,282)	(4,007)
Change in unrealized gain (loss) on investments	300,985	218,875	23,707	10,511	(10,916)	37,539	79,319	(5,030)
Reinvested capital gains	204,878	7,541	12,097	–	–	–	–	6,029

Net increase (decrease) in contract owners’ equity resulting from operations	677,821	254,635	65,806	3,455	26,910	45,523	202,330	43,012

Equity transactions:
Purchase payments received from contract owners (note 6)	797,820	268,487	326,633	90,726	71,887	170,848	1,017,124	484,556
Transfers between funds	1,154,110	690,603	29,346	162,505	184,663	278,410	1,030,682	1,160,067
Surrenders (note 6)	(513,747)	(1,547)	(234)	(79)	(522,033)	(146)	(7,723)	(117,963)
Death benefits (note 4)	–	(1,148)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(27,687)	(9,857)	(1,009)	(4,781)	(12,877)	(76)	(16,145)	(6,804)
Deductions for surrender charges (note 2d)	(12,149)	(2,590)	(226)	(108)	(1,157)	(1,275)	(12,482)	(1,430)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(210,378)	(112,288)	(52,954)	(21,131)	(27,212)	(21,227)	(246,493)	(100,427)
Asset charges (note 3)	(8,205)	(2,992)	(2,204)	(672)	(977)	(548)	(10,930)	(3,864)
Adjustments to maintain reserves	54	45	1	5	(9)	4	107	18

Net equity transactions	1,179,818	828,713	299,353	226,465	(307,715)	425,990	1,754,140	1,414,153

Net change in contract owners’ equity	1,857,639	1,083,348	365,159	229,920	(280,805)	471,513	1,956,470	1,457,165
Contract owners’ equity beginning of period	1,284,549	201,201	318,284	88,364	645,214	173,701	1,759,965	302,800

Contract owners’ equity end of period	$3,142,188	1,284,549	683,443	318,284	364,409	645,214	3,716,435	1,759,965

CHANGES IN UNITS:
Beginning units	70,486	15,086	28,850	8,226	47,156	14,102	165,492	29,424

Units purchased	60,138	63,967	30,666	23,226	13,010	34,850	187,942	147,124
Units redeemed	(12,162)	(8,567)	(4,804)	(2,602)	(38,006)	(1,796)	(27,316)	(11,056)

Ending units	118,462	70,486	54,712	28,850	22,160	47,156	326,118	165,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntIdx6		NVITIntVal3		NVITIDAgg2		NVITIDCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,093	172	81,684	26,751	79,081	39,643	13,718	4,727
Realized gain (loss) on investments	4,747	90	50,299	9,172	52,688	15,529	2,518	(53)
Change in unrealized gain (loss) on investments	(4,275)	1,682	(342,979)	161,812	(86,141)	199,591	(5,383)	4,102
Reinvested capital gains	159	–	252,441	84,271	120,233	22,996	8,167	680

Net increase (decrease) in contract owners’ equity resulting from operations	3,724	1,944	41,445	282,006	165,861	277,759	19,020	9,456

Equity transactions:
Purchase payments received from contract owners (note 6)	14,911	1,780	1,322,825	582,315	1,384,401	923,076	87,438	32,404
Transfers between funds	495,247	23,270	1,306,058	1,313,638	1,203,482	842,380	157,986	199,552
Surrenders (note 6)	(3)	–	(256,690)	(18,347)	(3,600)	(64,873)	(844)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(9,263)	(32,666)	(21,249)	(88,369)	(2,285)	–
Deductions for surrender charges (note 2d)	–	–	(22,102)	(4,915)	(9,346)	(11,729)	(1,270)	(68)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,397)	(443)	(353,352)	(165,287)	(468,382)	(286,401)	(49,679)	(14,560)
Asset charges (note 3)	(529)	(20)	(15,932)	(6,172)	(17,293)	(7,747)	(1,906)	(659)
Adjustments to maintain reserves	(1)	29	31	(64)	(13)	21	(28)	22

Net equity transactions	503,228	24,616	1,971,575	1,668,502	2,068,000	1,306,358	189,412	216,691

Net change in contract owners’ equity	506,952	26,560	2,013,020	1,950,508	2,233,861	1,584,117	208,432	226,147
Contract owners’ equity beginning of period	26,560	–	2,440,377	489,869	2,507,841	923,724	261,600	35,453

Contract owners’ equity end of period	$533,512	26,560	4,453,397	2,440,377	4,741,702	2,507,841	470,032	261,600

CHANGES IN UNITS:
Beginning units	2,420	–	173,608	42,776	194,850	83,876	23,784	3,422

Units purchased	43,369	2,523	168,487	148,724	193,343	149,999	27,179	21,793
Units redeemed	(1,395)	(103)	(34,305)	(17,892)	(40,497)	(39,025)	(10,411)	(1,431)

Ending units	44,394	2,420	307,790	173,608	347,696	194,850	40,552	23,784

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDMod2		NVITIDModAg2		NVITIDModCon2		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$257,450	127,536	280,097	131,952	24,075	15,165	–	–
Realized gain (loss) on investments	104,402	12,969	134,224	45,898	10,981	2,101	34,009	13,205
Change in unrealized gain (loss) on investments	(68,350)	351,630	(102,616)	482,846	(11,414)	15,383	175,359	71,106
Reinvested capital gains	139,491	38,452	219,079	61,816	19,420	6,399	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	432,993	530,587	530,784	722,512	43,062	39,048	209,368	84,311

Equity transactions:
Purchase payments received from contract owners (note 6)	3,338,552	2,060,205	4,024,271	2,234,948	309,295	285,134	1,048,078	475,844
Transfers between funds	1,866,420	3,766,393	4,268,943	3,642,900	(21,028)	384,228	1,265,107	1,149,310
Surrenders (note 6)	(13,162)	(47,828)	(231,835)	(26,234)	(8,120)	–	(63,908)	(10,260)
Death benefits (note 4)	(97,721)	–	(101,979)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(93,191)	(1,745)	38,077	(143,632)	(59,250)	(1,112)	(18,646)	(22,725)
Deductions for surrender charges (note 2d)	(14,674)	(18,784)	(98,409)	(18,170)	(5,126)	–	(18,387)	(1,015)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(806,168)	(514,175)	(1,371,567)	(806,374)	(145,345)	(106,132)	(299,683)	(112,940)
Asset charges (note 3)	(29,892)	(15,564)	(52,704)	(24,001)	(3,543)	(2,130)	(13,114)	(4,158)
Adjustments to maintain reserves	6	368	24	368	8	14	63	31

Net equity transactions	4,150,170	5,228,870	6,474,821	4,859,805	66,891	560,002	1,899,510	1,474,087

Net change in contract owners’ equity	4,583,163	5,759,457	7,005,605	5,582,317	109,953	599,050	2,108,878	1,558,398
Contract owners’ equity beginning of period	7,069,020	1,309,563	8,103,532	2,521,215	737,420	138,370	1,818,620	260,222

Contract owners’ equity end of period	$11,652,183	7,069,020	15,109,137	8,103,532	847,373	737,420	3,927,498	1,818,620

CHANGES IN UNITS:
Beginning units	595,670	122,878	649,858	231,586	64,676	13,158	147,306	23,166

Units purchased	457,497	539,669	639,721	505,929	30,182	67,525	175,949	138,754
Units redeemed	(123,889)	(66,877)	(148,115)	(87,657)	(24,652)	(16,007)	(31,439)	(14,614)

Ending units	929,278	595,670	1,141,464	649,858	70,206	64,676	291,816	147,306

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$13,622	5,350	396,769	278,968	–	–	7,850	1,635
Realized gain (loss) on investments	12,385	1,896	–	–	4,348	10,951	(1,756)	(1,196)
Change in unrealized gain (loss) on investments	(15,341)	17,755	–	–	29,242	12	(158,201)	10,543
Reinvested capital gains	25,152	5,900	–	–	–	–	96,863	31,152

Net increase (decrease) in contract owners’ equity resulting from operations	35,818	30,901	396,769	278,968	33,590	10,963	(55,244)	42,134

Equity transactions:
Purchase payments received from contract owners (note 6)	397,153	167,844	53,604,109	53,778,237	119,711	63,377	172,643	90,871
Transfers between funds	432,640	358,585	(49,370,254)	(48,833,377)	238,343	152,139	255,491	189,775
Surrenders (note 6)	(8,193)	(9,415)	(368,156)	(1,479,035)	(57)	–	(33,278)	(626)
Death benefits (note 4)	–	(372)	–	(2,678)	–	–	–	–
Net policy repayments (loans) (note 5)	(6,398)	(10,261)	(521,276)	(1,855,273)	9,821	(33,905)	(1,480)	(585)
Deductions for surrender charges (note 2d)	(1,385)	(3,456)	(33,510)	(3,004)	(3,423)	(54)	(1,683)	(835)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,048)	(63,872)	(1,497,644)	(1,589,421)	(41,790)	(30,438)	(48,951)	(44,475)
Asset charges (note 3)	(3,993)	(1,799)	(54,129)	(41,997)	(2,035)	(1,166)	(2,548)	(1,525)
Adjustments to maintain reserves	(13)	27	(809)	(19,527)	(3)	29	(12)	29

Net equity transactions	709,763	437,281	1,758,331	(46,075)	320,567	149,982	340,182	232,629

Net change in contract owners’ equity	745,581	468,182	2,155,100	232,893	354,157	160,945	284,938	274,763
Contract owners’ equity beginning of period	628,319	160,137	7,041,449	6,808,556	374,764	213,819	418,593	143,830

Contract owners’ equity end of period	$1,373,900	628,319	9,196,549	7,041,449	728,921	374,764	703,531	418,593

CHANGES IN UNITS:
Beginning units	49,716	13,924	656,122	663,162	32,338	19,042	33,060	13,324

Units purchased	60,257	43,180	4,968,597	5,139,944	30,200	18,988	32,758	23,839
Units redeemed	(8,903)	(7,388)	(4,806,977)	(5,146,984)	(5,228)	(5,692)	(6,140)	(4,103)

Ending units	101,070	49,716	817,742	656,122	57,310	32,338	59,678	33,060

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITUSGro		NVITVKVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	12006
Net investment income (loss)	$1,950	1,891	45,333	18,040	–	463	81,588	39,766
Realized gain (loss) on investments	14,231	(6,127)	27,501	9,094	3,948	(1,891)	68,963	11,125
Change in unrealized gain (loss) on investments	(231,497)	120,442	2,572	193,487	60,821	(2,484)	(554,562)	176,221
Reinvested capital gains	234,198	20,299	185,556	–	–	2,283	246,526	115,044

Net increase (decrease) in contract owners’ equity resulting from operations	18,882	136,505	260,962	220,621	64,769	(1,629)	(157,485)	342,156

Equity transactions:
Purchase payments received from contract owners (note 6)	494,081	481,172	1,457,566	664,257	243,575	66,204	1,552,618	911,237
Transfers between funds	(49,039)	816,417	1,195,686	1,785,859	255,492	73,881	1,030,741	1,720,456
Surrenders (note 6)	(59,848)	(4,090)	(38,613)	(15,391)	(234,128)	(1)	(56,007)	(30,423)
Death benefits (note 4)	–	(438)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	19,258	(39,636)	(23,029)	(11,833)	(1,341)	–	(7,929)	(29,919)
Deductions for surrender charges (note 2d)	(5,898)	(946)	(16,869)	(586)	(581)	(130)	(12,394)	(6,947)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,930)	(137,214)	(407,263)	(165,753)	(41,130)	(20,958)	(413,150)	(227,246)
Asset charges (note 3)	(7,982)	(5,055)	(17,371)	(5,951)	(1,574)	(636)	(19,330)	(8,905)
Adjustments to maintain reserves	11	(1)	137	(3)	(4)	22	(92)	16

Net equity transactions	209,653	1,110,209	2,150,244	2,250,599	220,309	118,382	2,074,457	2,328,269

Net change in contract owners’ equity	228,535	1,246,714	2,411,206	2,471,220	285,078	116,753	1,916,972	2,670,425
Contract owners’ equity beginning of period	1,820,330	573,616	2,746,639	275,419	198,352	81,599	3,422,933	752,508

Contract owners’ equity end of period	$2,048,865	1,820,330	5,157,845	2,746,639	483,430	198,352	5,339,905	3,422,933

CHANGES IN UNITS:
Beginning units	141,192	49,848	222,556	25,358	17,260	7,080	277,886	70,808

Units purchased	54,757	107,126	202,377	215,236	20,561	12,107	207,847	238,493
Units redeemed	(40,349)	(15,782)	(38,607)	(18,038)	(3,477)	(1,927)	(42,393)	(31,415)

Ending units	155,600	141,192	386,326	222,556	34,344	17,260	443,340	277,886

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMltSec		NBTAFasc		NBTAInt		NBTARegS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$38,893	10,529	–	–	71,574	4,718	1,607	1,496
Realized gain (loss) on investments	440	(192)	2,199	330	106,853	7,212	13,810	1,894
Change in unrealized gain (loss) on investments	1,950	998	(6,420)	3,349	(413,059)	252,670	(7,715)	6,771
Reinvested capital gains	26	483	1,192	3,071	252,720	17,319	10,426	20,742

Net increase (decrease) in contract owners’ equity resulting from operations	41,309	11,818	(3,029)	6,750	18,088	281,919	18,128	30,903

Equity transactions:
Purchase payments received from contract owners (note 6)	154,275	36,627	25,955	21,202	1,248,629	584,257	114,193	84,319
Transfers between funds	1,282,668	160,608	16,565	36,772	1,017,818	1,636,478	5,235	179,679
Surrenders (note 6)	(26,700)	(3,002)	–	–	(35,054)	(9,412)	(46,123)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(4,630)	(902)	(370)	–	(17,970)	(12,928)	(1,747)	(1)
Deductions for surrender charges (note 2d)	(3,387)	(4,448)	(309)	(536)	(10,305)	(720)	(714)	(268)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,510)	(21,402)	(10,696)	(12,276)	(349,317)	(149,743)	(36,220)	(30,864)
Asset charges (note 3)	(2,763)	(986)	(500)	(360)	(14,784)	(5,354)	(1,672)	(1,133)
Adjustments to maintain reserves	10	14	20	(6)	(2,686)	526	18	11

Net equity transactions	1,354,963	166,509	30,665	44,796	1,836,331	2,043,104	32,970	231,743

Net change in contract owners’ equity	1,396,272	178,327	27,636	51,546	1,854,419	2,325,023	51,098	262,646
Contract owners’ equity beginning of period	308,696	130,369	126,669	75,123	2,548,372	223,349	414,975	152,329

Contract owners’ equity end of period	$1,704,968	308,696	154,305	126,669	4,402,791	2,548,372	466,073	414,975

CHANGES IN UNITS:
Beginning units	28,788	12,746	11,400	7,116	175,676	19,008	32,076	13,062

Units purchased	130,672	18,989	7,629	5,936	151,271	170,114	13,210	21,988
Units redeemed	(7,488)	(2,947)	(5,213)	(1,652)	(32,883)	(13,446)	(10,328)	(2,974)

Ending units	151,972	28,788	13,816	11,400	294,064	175,676	34,958	32,076

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTSocRes		OppCapAp		OppGlSec3		OppHighInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,682	1,831	2,062	1,233	21,931	6,048	–	–
Realized gain (loss) on investments	56,061	3,468	29,086	2,872	38,674	9,295	(301)	–
Change in unrealized gain (loss) on investments	200,731	251,896	94,260	47,086	(34,925)	122,518	(6,849)	–
Reinvested capital gains	17,611	13,002	–	–	79,846	31,662	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	279,085	270,197	125,408	51,191	105,526	169,523	(7,150)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,726,905	764,331	452,295	368,097	497,150	344,026	94,176	–
Transfers between funds	1,857,111	2,022,844	231,539	302,008	405,371	744,778	235,552	–
Surrenders (note 6)	(24,713)	(28,933)	(211,010)	(4,631)	(160,738)	(17,137)	(57)	–
Death benefits (note 4)	–	–	–	–	–	(778)	–	–
Net policy repayments (loans) (note 5)	(37,258)	(14,268)	(5,401)	–	(7,133)	(17,408)	(1,091)	–
Deductions for surrender charges (note 2d)	(16,289)	(2,272)	(7,963)	(1,100)	(3,957)	(2,099)	(176)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(470,714)	(187,238)	(120,383)	(88,981)	(223,884)	(140,229)	(12,229)	–
Asset charges (note 3)	(20,759)	(6,986)	(4,868)	(2,416)	(8,753)	(4,099)	(537)	–
Adjustments to maintain reserves	129	46	4	(1)	3	42	46	–

Net equity transactions	3,014,412	2,547,524	334,213	572,976	498,059	907,096	315,684	–

Net change in contract owners’ equity	3,293,497	2,817,721	459,621	624,167	603,585	1,076,619	308,534	–
Contract owners’ equity beginning of period	3,207,374	389,653	907,431	283,264	1,510,454	433,835	–	–

Contract owners’ equity end of period	$6,500,871	3,207,374	1,367,052	907,431	2,114,039	1,510,454	308,534	–

CHANGES IN UNITS:
Beginning units	255,116	35,240	78,600	26,486	106,424	35,974	–	–

Units purchased	268,470	239,728	46,890	61,085	50,895	84,914	33,439	–
Units redeemed	(43,086)	(19,852)	(21,756)	(8,971)	(17,245)	(14,464)	(1,503)	–

Ending units	480,500	255,116	103,734	78,600	140,074	106,424	31,936	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppHighInc		OppMStSCap		OppMSt		PVTGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,409	13,146	5,517	857	35,324	12,294	94	67
Realized gain (loss) on investments	(2,376)	(258)	20,659	7,184	124,511	4,748	75	40
Change in unrealized gain (loss) on investments	(19,851)	10,268	(157,715)	90,955	(40,072)	298,954	(1,472)	438
Reinvested capital gains	–	–	58,836	16,914	–	–	1,078	104

Net increase (decrease) in contract owners’ equity resulting from operations	2,182	23,156	(72,703)	115,910	119,763	315,996	(225)	649

Equity transactions:
Purchase payments received from contract owners (note 6)	54,721	79,337	657,750	328,845	1,485,877	869,475	2,611	2,611
Transfers between funds	(91,147)	138,753	598,213	1,028,689	728,416	2,047,073	(1,880)	–
Surrenders (note 6)	–	(478)	(191,026)	(3,071)	(14,048)	(15,544)	–	–
Death benefits (note 4)	–	(2,121)	–	–	–	(2,182)	–	–
Net policy repayments (loans) (note 5)	(542)	(9,536)	(6,703)	(3,702)	(23,636)	(13,670)	–	–
Deductions for surrender charges (note 2d)	(1,263)	(522)	(7,493)	(410)	(17,624)	(1,192)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,652)	(35,718)	(207,057)	(116,262)	(425,147)	(221,467)	(318)	(382)
Asset charges (note 3)	(1,571)	(1,173)	(8,544)	(3,656)	(18,370)	(8,141)	(39)	(28)
Adjustments to maintain reserves	9	36	(33)	27	104	(29)	(9)	(7)

Net equity transactions	(74,445)	168,578	835,107	1,230,460	1,715,572	2,654,323	365	2,194

Net change in contract owners’ equity	(72,263)	191,734	762,404	1,346,370	1,835,335	2,970,319	140	2,843
Contract owners’ equity beginning of period	330,200	138,466	1,601,981	255,611	3,588,258	617,939	5,355	2,512

Contract owners’ equity end of period	$257,937	330,200	2,364,385	1,601,981	5,423,593	3,588,258	5,495	5,355

CHANGES IN UNITS:
Beginning units	29,360	13,472	121,838	22,356	290,410	57,526	434	236

Units purchased	5,769	21,276	81,569	109,737	193,571	255,214	213	236
Units redeemed	(12,171)	(5,388)	(21,383)	(10,255)	(63,627)	(22,330)	(173)	(38)

Ending units	22,958	29,360	182,024	121,838	420,354	290,410	474	434

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTVoygr		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	3	2,385	1,163	23,876	7,404	14,793	2,668
Realized gain (loss) on investments	77	32	63,927	1,643	28,843	841	433	(73)
Change in unrealized gain (loss) on investments	108	155	129,866	36,768	(180,771)	63,204	6,927	793
Reinvested capital gains	–	–	–	–	124,062	19,491	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	185	190	196,178	39,574	(3,990)	90,940	22,153	3,388

Equity transactions:
Purchase payments received from contract owners (note 6)	291	334	838,765	191,454	394,228	164,070	49,083	30,978
Transfers between funds	161	273	1,616,811	374,502	1,328,251	428,808	728,255	96,482
Surrenders (note 6)	(2)	–	(208,477)	(989)	(40,512)	(1,609)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	10,483	(31,508)	6,460	(1,052)	494	–
Deductions for surrender charges (note 2d)	(191)	–	(7,789)	(2,850)	(960)	(2,732)	(86)	(4)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(236)	(293)	(218,314)	(62,075)	(114,937)	(51,881)	(23,055)	(9,521)
Asset charges (note 3)	(21)	(18)	(8,393)	(1,559)	(5,536)	(1,993)	(1,215)	(323)
Adjustments to maintain reserves	18	(16)	76	3	13	12	90	4

Net equity transactions	20	280	2,023,162	466,978	1,567,007	533,623	753,566	117,616

Net change in contract owners’ equity	205	470	2,219,340	506,552	1,563,017	624,563	775,719	121,004
Contract owners’ equity beginning of period	3,279	2,809	611,894	105,342	808,964	184,401	129,228	8,224

Contract owners’ equity end of period	$3,484	3,279	2,831,234	611,894	2,371,981	808,964	904,947	129,228

CHANGES IN UNITS:
Beginning units	290	262	49,464	9,310	64,100	17,336	12,266	812

Units purchased	40	60	174,736	48,810	128,924	51,885	73,490	12,408
Units redeemed	(38)	(32)	(20,740)	(8,656)	(10,602)	(5,121)	(4,128)	(954)

Ending units	292	290	203,460	49,464	182,422	64,100	81,628	12,266

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUCorPlus		VKUUSRE
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$71,400	27,049	32,384	11,843
Realized gain (loss) on investments	(186)	(426)	18,048	19,270
Change in unrealized gain (loss) on investments	40,532	4,843	(914,981)	292,099
Reinvested capital gains	–	3,594	252,896	71,104

Net increase (decrease) in contract owners’ equity resulting from operations	111,746	35,060	(611,653)	394,316

Equity transactions:
Purchase payments received from contract owners (note 6)	783,711	328,689	981,644	733,206
Transfers between funds	803,527	893,403	1,430,574	885,972
Surrenders (note 6)	(6,011)	(10,680)	(693,481)	(4,693)
Death benefits (note 4)	–	–	–	(428)
Net policy repayments (loans) (note 5)	(10,175)	(4,380)	(8,916)	(8,899)
Deductions for surrender charges (note 2d)	(6,279)	(294)	(11,517)	(2,578)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,158)	(75,459)	(287,226)	(182,445)
Asset charges (note 3)	(8,188)	(2,886)	(11,190)	(5,320)
Adjustments to maintain reserves	42	32	(4)	33

Net equity transactions	1,371,469	1,128,425	1,399,884	1,414,848

Net change in contract owners’ equity	1,483,215	1,163,485	788,231	1,809,164
Contract owners’ equity beginning of period	1,332,519	169,034	2,306,503	497,339

Contract owners’ equity end of period	$2,815,734	1,332,519	3,094,734	2,306,503

CHANGES IN UNITS:
Beginning units	123,478	16,248	137,238	40,850

Units purchased	143,753	115,383	116,653	110,438
Units redeemed	(19,803)	(8,153)	(31,849)	(14,050)

Ending units	247,428	123,478	222,042	137,238

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)  Background and Summary of Significant Accounting Policies

(a)   Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers two Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL and Nationwide® Options Select (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b)   The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Value Series – Initial Class (MFSValue)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)*

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)   Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)  Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)   Policy Charges

(a)  Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company deducts a minimum of 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expense.

The Company may, at its sole discretion, reduce this sales loading.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $3,696,609 and $3,326,758, respectively.

(b)  Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)  Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month taken proportionally from the sub accounts and any fixed companion contracts. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of specified amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of specified amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

(d)   Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(3)   Asset Charges

For both the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts the Company deducts a monthly mortality and expense risk charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct mortality and expense risk charges on any variable account values.

These charges are assessed monthly against each contract by liquidating units.

(4)   Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)   Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)   Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $9,498,601 and $2,832,856, respectively, and total transfers from the Account to the fixed account were $8,814,274 and $4,589,734, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the two year period ended December 31, 2007 and for the period March 8, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Value Fund – Series I
2007	0.00%	135,276	$12.310539	$1,665,320	0.67%	1.54%
2006	0.00%	106,230	12.123351	1,287,864	0.53%	13.20%
2005	0.00%	55,180	10.709293	590,939	0.18%	7.09% 01/18/05
AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	29,170	13.191695	384,802	0.00%	12.01%
2006	0.00%	19,966	11.776847	235,137	0.09%	6.30%
2005	0.00%	3,774	11.078867	41,812	0.11%	10.79% 01/18/05
AIM VIF – Capital Development Fund – Series I
2007	0.00%	59,934	14.321990	858,374	0.00%	10.84%
2006	0.00%	45,230	12.920789	584,407	0.00%	16.52%
2005	0.00%	22,328	11.088904	247,593	0.00%	10.89% 01/18/05
American Century VP – Inflation Protection Fund – Class II
2007	0.00%	51,396	11.297046	580,623	4.62%	9.49%
2006	0.00%	47,864	10.317483	493,836	3.26%	1.59%
2005	0.00%	18,950	10.156270	192,461	3.61%	1.56%
American Century VP – International Fund – Class III
2007	0.00%	5,228	17.230511	90,081	0.00%	18.06%
American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	93,856	13.306496	1,248,894	0.83%	-2.31%
2006	0.00%	38,618	13.620466	525,995	0.93%	20.30%
2005	0.00%	15,942	11.322176	180,498	1.79%	13.22% 05/02/05
American Century VP – Ultra® Fund –Class I
2007	0.00%	24,316	12.174342	296,031	0.00%	21.02%
2006	0.00%	23,856	10.060123	239,994	0.00%	-3.28%
2005	0.00%	5,294	10.400804	55,062	0.00%	4.01% 01/18/05
American Century VP – Value Fund –Class I
2007	0.00%	163,872	12.000449	1,966,538	1.43%	-5.14%
2006	0.00%	117,422	12.650434	1,485,439	0.95%	18.65%
2005	0.00%	53,242	10.661727	567,652	0.00%	6.62% 01/18/05
American Century VP – VistaSM Fund – Class I
2007	0.00%	49,690	17.466180	867,894	0.00%	39.77%
2006	0.00%	15,320	12.496264	191,443	0.00%	9.01%
2005	0.00%	828	11.463606	9,492	0.00%	14.64% 05/02/05
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	89,220	12.583781	1,122,725	0.33%	-0.65%
2006	0.00%	49,732	12.666664	629,939	0.28%	14.41%
2005	0.00%	15,656	11.071201	173,331	0.00%	10.71% 01/18/05
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.00%	212,590	12.889762	2,740,235	1.80%	5.26%
2006	0.00%	163,324	12.246198	2,000,098	1.85%	15.50%
2005	0.00%	66,272	10.602989	702,681	1.64%	6.03% 01/18/05
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	76,138	13.083574	996,157	1.49%	7.13%
2006	0.00%	77,946	12.212508	951,916	1.23%	16.48%
2005	0.00%	32,988	10.484934	345,877	0.00%	4.85% 01/18/05
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.00%	2,642	10.240958	27,057	0.84%	-1.48%
2006	0.00%	6,984	10.395256	72,600	0.00%	3.95% 05/01/06

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	77,274	$11.108998	$858,437	4.51%	5.38%
2006	0.00%	47,196	10.541505	497,517	3.49%	4.15%
2005	0.00%	18,824	10.121073	190,519	0.00%	1.21% 01/18/05
Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.00%	186,880	13.060141	2,440,679	2.07%	1.42%
2006	0.00%	126,706	12.877569	1,631,665	3.51%	20.08%
2005	0.00%	37,512	10.724223	402,287	0.00%	7.24% 01/18/05
Fidelity® VIP – Growth Portfolio – Service Class
2007	0.00%	127,988	14.583722	1,866,541	0.52%	26.87%
2006	0.00%	55,984	11.495023	643,537	0.16%	6.73%
2005	0.00%	19,034	10.769983	204,996	0.00%	7.70% 01/18/05
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	117,536	17.283296	2,031,409	2.79%	17.23%
2006	0.00%	97,890	14.743687	1,443,260	0.46%	17.95%
2005	0.00%	31,744	12.499996	396,800	0.00%	25.00% 05/02/05
Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.00%	573,780	15.508728	8,898,598	0.97%	17.51%
2006	0.00%	413,560	13.198045	5,458,183	1.27%	11.59%
2005	0.00%	146,390	11.827342	1,731,405	0.00%	18.27% 01/18/05
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	409,144	11.078504	4,532,703	2.99%	4.21%
2006	0.00%	190,744	10.630812	2,027,764	1.72%	4.30%
2005	0.00%	39,276	10.192547	400,322	0.00%	1.93% 01/18/05
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	340,096	15.677232	5,331,764	0.74%	15.49%
2006	0.00%	215,078	13.574900	2,919,662	0.15%	12.59%
2005	0.00%	71,246	12.056903	859,006	0.00%	20.57% 01/18/05
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	18,430	13.212045	243,498	0.84%	5.60%
2006	0.00%	36,554	12.511424	457,343	0.35%	16.20%
2005	0.00%	22,290	10.767426	240,006	0.00%	7.67% 01/18/05
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	99,004	22.953063	2,272,445	0.13%	45.64%
2006	0.00%	67,128	15.759845	1,057,927	0.97%	16.62%
2005	0.00%	7,480	13.514321	101,087	1.11%	35.14% 05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	13,052	12.888793	168,225	2.84%	8.65%
2006	0.00%	7,258	11.863160	86,103	2.74%	9.78%
2005	0.00%	764	10.806063	8,256	0.43%	8.06% 05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	75,550	13.695591	1,034,702	2.54%	10.17%
2006	0.00%	21,224	12.431698	263,850	2.81%	11.81%
2005	0.00%	2,604	11.118664	28,953	1.23%	11.19% 05/02/05
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.00%	45,384	14.256765	647,029	2.65%	11.21%
2006	0.00%	20,124	12.819894	257,988	2.35%	13.15%
2005	0.00%	4,108	11.329788	46,543	0.88%	13.30% 05/02/05
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	136,940	21.120230	2,892,204	1.73%	28.70%
2006	0.00%	66,476	16.410826	1,090,926	1.27%	28.17%
2005	0.00%	8,750	12.804274	112,037	0.00%	28.04% 05/02/05
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	290,120	15.828965	4,592,299	2.05%	15.45%
2006	0.00%	150,140	13.711150	2,058,592	1.23%	21.46%
2005	0.00%	26,648	11.288544	300,817	0.09%	12.89% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	126,412	$12.380292	$1,565,017	2.06%	11.03%
2006	0.00%	41,780	11.150160	465,854	1.91%	12.84%
2005	0.00%	1,932	9.881172	19,090	0.94%	-1.19% 05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	107,748	11.637657	1,253,934	3.39%	3.76%
2006	0.00%	25,060	11.216304	281,081	0.01%	12.16% 05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	140,928	12.044130	1,697,355	2.41%	-2.41%
2006	0.00%	127,172	12.342050	1,569,563	1.32%	17.43%
2005	0.00%	55,804	10.510323	586,518	0.16%	5.10% 01/18/05
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	163,626	12.794049	2,093,439	0.78%	-2.14%
2006	0.00%	83,984	13.073214	1,097,941	0.81%	17.30%
2005	0.00%	26,166	11.144808	291,615	0.11%	11.45% 01/18/05
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.00%	32,338	11.588975	374,764	0.00%	3.21%
2005	0.00%	19,042	11.228805	213,819	0.00%	12.29% 01/18/05
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	81,474	14.445945	1,176,969	0.28%	36.63%
2006	0.00%	4,448	10.572707	47,027	0.13%	5.73% 05/01/06
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	2,104	10.051308	21,148	0.00%	0.51% 05/01/07
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	235,628	14.893765	3,509,388	0.48%	28.07%
2006	0.00%	101,016	11.629148	1,174,730	1.54%	16.29% 05/01/06
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.00%	307,062	11.083576	3,403,345	3.10%	4.77%
2006	0.00%	185,136	10.578811	1,958,519	4.94%	4.20%
2005	0.00%	27,828	10.152239	282,517	4.19%	1.52% 01/18/05
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	77,232	12.677102	979,078	0.32%	11.36%
2006	0.00%	66,104	11.384079	752,533	0.00%	7.58%
2005	0.00%	39,870	10.582381	421,920	0.00%	5.82% 01/18/05
MFS VIT – Value Series – Initial Class
2007	0.00%	184,058	14.000352	2,576,877	0.66%	7.91%
2006	0.00%	57,116	12.974380	741,045	0.75%	20.84%
2005	0.00%	21,508	10.736776	230,927	0.00%	7.37% 01/18/05
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	48,960	11.205324	548,613	3.16%	6.14%
2006	0.00%	16,886	10.556998	178,265	2.44%	5.57% 05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	43,116	10.853118	467,943	9.87%	2.98%
2006	0.00%	11,000	10.538858	115,927	0.00%	5.39% 05/01/06
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	78,552	12.399481	974,004	2.94%	14.36%
2006	0.00%	31,056	10.842096	336,712	0.76%	8.42% 05/01/06
Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.00%	5,054	9.892316	49,996	0.30%	-1.08% 05/01/07
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	282,016	11.597638	3,270,719	0.95%	11.90%
2006	0.00%	71,982	10.364424	746,052	0.98%	3.64% 05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	147,776	12.027193	1,777,330	8.79%	3.17%
2006	0.00%	39,250	11.657910	457,573	8.07%	10.60%
2005	0.00%	9,302	10.540776	98,050	4.45%	5.41% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	118,462	$26.524857	$3,142,188	0.73%	45.55%
2006	0.00%	70,486	18.224168	1,284,549	0.66%	36.64%
2005	0.00%	15,086	13.336908	201,201	0.17%	33.37% 05/02/05

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	54,712	12.491648	683,443	0.09%	13.23%
2006	0.00%	28,850	11.032385	318,284	0.00%	2.70%
2005	0.00%	8,226	10.742057	88,364	0.00%	7.42% 05/02/05

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	22,160	16.444438	364,409	0.00%	20.19%
2006	0.00%	47,156	13.682536	645,214	0.00%	11.08%
2005	0.00%	14,102	12.317458	173,701	0.00%	23.17% 05/02/05

Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	326,118	11.395982	3,716,435	4.73%	7.16%
2006	0.00%	165,492	10.634744	1,759,965	5.04%	3.34%
2005	0.00%	29,424	10.290913	302,800	4.18%	2.91% 01/18/05

Nationwide VIT – International Index Fund – Class VI
2007	0.00%	44,394	12.017667	533,512	1.65%	9.50%
2006	0.00%	2,420	10.975279	26,560	1.61%	9.75% 05/01/06

Nationwide VIT – International Value Fund – Class III
2007	0.00%	307,790	14.468946	4,453,397	2.22%	2.93%
2006	0.00%	173,608	14.056822	2,440,377	1.95%	22.75%
2005	0.00%	42,776	11.451970	489,869	0.66%	14.52% 05/02/05

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	347,696	13.637494	4,741,702	2.08%	5.96%
2006	0.00%	194,850	12.870621	2,507,841	2.36%	16.87%
2005	0.00%	83,876	11.012968	923,724	2.38%	10.13% 01/18/05

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	40,552	11.590847	470,032	3.70%	5.38%
2006	0.00%	23,784	10.998997	261,600	3.70%	6.16%
2005	0.00%	3,422	10.360404	35,453	2.23%	3.60% 01/18/05

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	929,278	12.538964	11,652,183	2.87%	5.66%
2006	0.00%	595,670	11.867343	7,069,020	2.91%	11.35%
2005	0.00%	122,878	10.657424	1,309,563	2.66%	6.57% 01/18/05

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	1,141,464	13.236630	15,109,137	2.42%	6.15%
2006	0.00%	649,858	12.469697	8,103,532	2.61%	14.54%
2005	0.00%	231,586	10.886732	2,521,215	2.77%	8.87% 01/18/05

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	70,206	12.069809	847,373	3.13%	5.86%
2006	0.00%	64,676	11.401762	737,420	3.28%	8.42%
2005	0.00%	13,158	10.516039	138,370	2.43%	5.16% 01/18/05

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	291,816	13.458816	3,927,498	0.00%	9.01%
2006	0.00%	147,306	12.345868	1,818,620	0.00%	9.91%
2005	0.00%	23,166	11.232927	260,222	0.00%	12.33% 01/18/05

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	101,070	13.593553	1,373,900	1.39%	7.56%
2006	0.00%	49,716	12.638155	628,319	1.28%	9.89%
2005	0.00%	13,924	11.500795	160,137	1.04%	15.01% 01/18/05

Nationwide VIT – Money Market Fund – Class I
2007	0.00%	817,742	11.246272	9,196,549	4.64%	4.79%
2006	0.00%	656,122	10.731921	7,041,449	4.27%	4.53%
2005	0.00%	663,162	10.266806	6,808,556	2.25%	2.67%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	57,310	12.718919	728,921	0.00%	9.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	59,678	$11.788779	$703,531	1.35%	-6.89%
2006	0.00%	33,060	12.661605	418,593	0.48%	17.29%
2005	0.00%	13,324	10.794811	143,830	0.22%	7.95% 01/18/05

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	155,600	13.167514	2,048,865	0.11%	2.13%
2006	0.00%	141,192	12.892586	1,820,330	0.17%	12.04%
2005	0.00%	49,848	11.507293	573,616	0.00%	15.07% 01/18/05

Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	386,326	13.351018	5,157,845	1.14%	8.18%
2006	0.00%	222,556	12.341341	2,746,639	1.31%	13.63%
2005	0.00%	25,358	10.861219	275,419	0.93%	8.61% 01/18/05

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	34,344	14.076100	483,430	0.00%	22.49%
2006	0.00%	17,260	11.492027	198,352	0.35%	-0.29%
2005	0.00%	7,080	11.525230	81,599	0.00%	15.25% 01/18/05

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	443,340	12.044718	5,339,905	1.82%	-2.22%
2006	0.00%	277,886	12.317759	3,422,933	1.96%	15.91%
2005	0.00%	70,808	10.627448	752,508	1.76%	6.27% 01/18/05

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	151,972	11.218961	1,704,968	4.91%	4.62%
2006	0.00%	28,788	10.723071	308,696	4.72%	4.84%
2005	0.00%	12,746	10.228234	130,369	3.05%	2.28% 01/18/05

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	13,816	11.168606	154,305	0.00%	0.52%
2006	0.00%	11,400	11.111353	126,669	0.00%	5.25%
2005	0.00%	7,116	10.556851	75,123	0.00%	5.57% 01/18/05

Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	294,064	14.972222	4,402,791	2.13%	3.21%
2006	0.00%	175,676	14.506093	2,548,372	0.39%	23.45%
2005	0.00%	19,008	11.750261	223,349	0.23%	17.50% 05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	34,958	13.332382	466,073	0.38%	3.05%
2006	0.00%	32,076	12.937253	414,975	0.50%	10.94%
2005	0.00%	13,062	11.661977	152,329	0.00%	16.62% 05/02/05

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	480,500	13.529389	6,500,871	0.10%	7.61%
2006	0.00%	255,116	12.572219	3,207,374	0.11%	13.70%
2005	0.00%	35,240	11.057136	389,653	0.00%	10.57% 01/18/05

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	103,734	13.178440	1,367,052	0.19%	14.15%
2006	0.00%	78,600	11.544928	907,431	0.24%	7.95%
2005	0.00%	26,486	10.694866	283,264	0.00%	6.95% 01/18/05

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	140,074	15.092302	2,114,039	1.12%	6.34%
2006	0.00%	106,424	14.192798	1,510,454	0.66%	17.69%
2005	0.00%	35,974	12.059670	433,835	0.00%	20.60% 05/02/05

Oppenheimer VAF – High Income Fund – Class 3
2007	0.00%	31,936	9.661022	308,534	0.00%	-3.39% 05/01/07

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	22,958	11.235173	257,937	7.79%	-0.10%
2006	0.00%	29,360	11.246592	330,200	5.49%	9.42%
2005	0.00%	13,472	10.278092	138,466	0.00%	2.78% 01/18/05

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.00%	182,024	12.989416	2,364,385	0.27%	-1.21%
2006	0.00%	121,838	13.148448	1,601,981	0.09%	15.00%
2005	0.00%	22,356	11.433673	255,611	0.00%	14.34% 01/18/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.00%	420,354	$12.902441	$5,423,593	0.81%	4.42%
2006	0.00%	290,410	12.355835	3,588,258	0.63%	15.02%
2005	0.00%	57,526	10.741901	617,939	0.00%	7.42% 01/18/05
Putnam VT – Growth and Income Fund – IB Shares
2007	0.00%	474	11.592654	5,495	1.38%	-6.04%
2006	0.00%	434	12.337654	5,355	1.51%	15.91%
2005	0.00%	236	10.644129	2,512	0.00%	6.44% 01/18/05
Putnam VT – Voyager Fund – IB Shares
2007	0.00%	292	11.929998	3,484	0.00%	5.52%
2006	0.00%	290	11.305866	3,279	0.10%	5.44%
2005	0.00%	262	10.722995	2,809	0.00%	7.23% 01/18/05
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	203,460	13.915435	2,831,234	0.12%	12.49%
2006	0.00%	49,464	12.370493	611,894	0.35%	9.33%
2005	0.00%	9,310	11.314946	105,342	0.19%	13.15% 05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.00%	182,422	13.002714	2,371,981	1.63%	3.03%
2006	0.00%	64,100	12.620348	808,964	1.58%	18.65%
2005	0.00%	17,336	10.636871	184,401	1.53%	6.37% 05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	81,628	11.086232	904,947	3.94%	5.23%
2006	0.00%	12,266	10.535464	129,228	3.83%	4.03%
2005	0.00%	812	10.127763	8,224	1.18%	1.28% 05/02/05
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	247,428	11.380012	2,815,734	3.58%	5.45%
2006	0.00%	123,478	10.791549	1,332,519	3.92%	3.73%
2005	0.00%	16,248	10.403391	169,034	0.20%	4.03% 01/18/05
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.00%	222,042	13.937607	3,094,734	1.13%	-17.07%
2006	0.00%	137,238	16.806589	2,306,503	0.97%	38.04%
2005	0.00%	40,850	12.174767	497,339	0.22%	21.75% 01/18/05

Contract Owners’ Equity Total By Year
2007				$187,786,831

2006				$101,882,320

2005				$29,184,634

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company